Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating expenses
Research and development		$ 1,142	$ 1,287	$ 2,067	$ 3,780
General and administrative		1,099	975	2,024	1,969
Total operating expenses		2,241	2,262	4,091	5,749
Financing income, net		76	205	153	369
Loss before taxes		2,165	2,057	3,938	5,380
Taxes on income		0	0	0	0
Net loss for the period		$ 2,165	$ 2,057	$ 3,938	$ 5,380
Basic loss per Ordinary Share	[1]	$ 0.003	$ 0.004	$ 0.006	$ 0.012
Diluted loss per Ordinary Share		$ 0.003	$ 0.004	$ 0.006	$ 0.012
Weighted average number of Ordinary Shares outstanding, basic	[1]	640,243,933	463,508,519	639,483,242	459,829,621
Weighted average number of Ordinary Shares outstanding, diluted		640,243,933	463,508,519	639,483,242	459,829,621

[1]	1 American Depositary Share (ADS) represents 80 Ordinary Shares